Financial Instruments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration of revenues	$ 346,144	$ 1,926,405
Sales Revenue [Member]
Concentration of risk, percentage	77.00%	92.00%
Customer A [Member] | Sales Revenue [Member]
Concentration of risk, percentage	0.00%	89.00%
Concentration of revenues		$ 1,912,401
Customer B [Member] | Sales Revenue [Member]
Concentration of risk, percentage	51.00%	0.00%
Concentration of revenues	$ 190,313
Customer C [Member] | Sales Revenue [Member]
Concentration of risk, percentage	26.00%	3.00%
Concentration of revenues	$ 97,514	$ 67,018